Notes Payable (Details Narrative) (10-K) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 02, 2019	May 25, 2018	Nov. 21, 2017	Sep. 29, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	May 25, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 04, 2017
Notes payable				$ 1,939,341
Accrued interest				$ 613,114						$ 109,472
Conversion debt into shares	126,741			1,850,625
Interest expenses					$ 2,271	$ 8,323	$ 12,973	$ 154,377		161,205	$ 59,063
Amortization of debt issuance costs										67,069	$ 23,370
Senior secured convertible notes		$ 2,580,000
Conversion of senior notes	$ 258,930								$ 2,350,000
Senior notes outstanding										$ 230,000
Warrants exercise price									$ 2.452
Accrued interest into shares converted		1,206,245
Conversion of senior notes, conversion price		$ 2.043
Contractual obligation amount		$ 82,502
Boustead Securities Ltd [Member]
Gross proceeds from debt percentage										6.00%
Warrant to purchase securities percentage										3.00%
Warrants to purchase shares of common stock										72,375
Warrants exercise term										3 years
Warrants exercise price										$ 2.452
Debt issuance costs										$ 154,800
Common Stock [Member]
Conversion debt into shares				102,789
Accredited Investors [Member]
Proceeds from financing cost			$ 1,330,000
Senior Convertible Notes [Member]
Senior secured convertible notes												$ 1,250,000
Conversion of senior notes		$ 2,350,000
Senior notes outstanding										$ 230,000
Debt interest rate										13.96%
Debt instrument interest rate term										may elect to receive 110% of principal plus accrued interest in the event there is a change of control prior to conversation of the Senior Notes
Debt effective interest rate										7.72%
Senior Convertible Notes [Member] | Common Stock [Member]
Debt interest rate										8.00%